The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Asset Growth Fund
UBS Dynamic Alpha Fund
UBS Global Allocation Fund
Prospectus Supplement

December 30, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Asset Growth Fund, UBS Dynamic Alpha Fund and UBS Global Allocation Fund series (each a “Fund” and collectively, the “Funds”) of The UBS Funds (the “Trust”), dated October 28, 2015, as supplemented, as follows.

The first two paragraphs under “Your investment—Managing your fund account—Pricing and valuation” on page 51 of the Prospectus are deleted in their entirety and replaced with the following:

Pricing and valuation
The price at which you may buy, sell or exchange Fund shares is based on net asset value per share. Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after a Fund receives your order in good form. If you place your order on a day the NYSE is not open, your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is calculated on the next day that the NYSE is open. If you place your order through a financial institution, your financial advisor is responsible for making sure that your order is promptly sent to the Fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS International Sustainable Equity Fund (formerly, UBS Global Sustainable Equity Fund)
UBS U.S. Large Cap Equity Fund
UBS U.S. Small Cap Growth Fund
Prospectus Supplement

December 30, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS International Sustainable Equity Fund, UBS U.S. Large Cap Equity Fund and UBS U.S. Small Cap Growth Fund series (each a “Fund” and collectively, the “Funds”) of The UBS Funds (the “Trust”), as supplemented, as follows.

The first two paragraphs under “Your investment—Managing your fund account—Pricing and valuation” on page 33 of the Prospectus are deleted in their entirety and replaced with the following:

Pricing and valuation
The price at which you may buy, sell or exchange Fund shares is based on net asset value per share. Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after a Fund receives your order in good form. If you place your order on a day the NYSE is not open, your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is calculated on the next day that the NYSE is open. If you place your order through a financial institution, your financial advisor is responsible for making sure that your order is promptly sent to the Fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Core Plus Bond Fund
UBS Fixed Income Opportunities Fund
UBS Municipal Bond Fund
Prospectus Supplement

December 30, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Core Plus Bond Fund, UBS Fixed Income Opportunities Fund and UBS Municipal Bond Fund series (each a “Fund” and collectively, the “Funds”) of The UBS Funds (the “Trust”), dated October 28, 2015, as supplemented, as follows.

The first two paragraphs under “Your investment—Managing your fund account—Pricing and valuation” on page 41 of the Prospectus are deleted in their entirety and replaced with the following:

Pricing and valuation
The price at which you may buy, sell or exchange Fund shares is based on net asset value per share. Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after a Fund receives your order in good form. If you place your order on a day the NYSE is not open, your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is calculated on the next day that the NYSE is open. If you place your order through a financial institution, your financial advisor is responsible for making sure that your order is promptly sent to the Fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS U.S. Equity Opportunity Fund
Prospectus Supplement

December 30, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Equity Opportunity Fund series (a “Fund”) of The UBS Funds (the “Trust”), dated October 28, 2015, as supplemented, as follows.

The first two paragraphs under “Your investment—Managing your fund account—Pricing and valuation” on page 19 of the Prospectus are deleted in their entirety and replaced with the following:

Pricing and valuation
The price at which you may buy, sell or exchange Fund shares is based on net asset value per share. The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the Fund receives your order in good form. If you place your order on a day the NYSE is not open, your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is calculated on the next day that the NYSE is open. If you place your order through a financial institution, your financial advisor is responsible for making sure that your order is promptly sent to the Fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Emerging Markets Equity Fund
Prospectus Supplement

December 30, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Emerging Markets Equity Fund series (a “Fund”) of The UBS Funds (the “Trust”), as supplemented, as follows.

The first two paragraphs under “Your investment—Managing your fund account—Pricing and valuation” on page 20 of the Prospectus are deleted in their entirety and replaced with the following:

Pricing and valuation
The price at which you may buy, sell or exchange Fund shares is based on net asset value per share. The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the Fund receives your order in good form. If you place your order on a day the NYSE is not open, your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is calculated on the next day that the NYSE is open. If you place your order through a financial institution, your financial advisor is responsible for making sure that your order is promptly sent to the Fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.